SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17 Subsequent events

The Company has assessed all subsequent events through May 15, 2024 which is the date that these consolidated financial statements are issued and other than the following, there are no further material subsequent events that require disclosure in these consolidated financial statements.